Regulatory Assets and Liabilities - Canada Electric Utilities (Narrative) (Details) - CAD ($)						12 Months Ended			24 Months Ended
	Jun. 27, 2024	Apr. 30, 2024	Apr. 17, 2024	Jul. 05, 2023	Aug. 15, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Nov. 29, 2024	Sep. 24, 2024	Dec. 21, 2023	Mar. 31, 2023
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One						$ 2,404,000,000
NSPI
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage						6.50%	6.90%
Storm cost						$ 10,000,000	$ 10,000,000
NSPI | Nova Scotia Cap-and-Trade ("Cap-and-Trade") Program
Public Utilities, General Disclosures [Line Items]
Gas costs								$ 166,000,000
Credits purchased from provincial auctions							$ 6,000,000	6,000,000
Compliance costs accrued													$ (166,000,000)
NSPI | Fuel
Public Utilities, General Disclosures [Line Items]
Approved payment in period			$ 117,000,000
Holdback payable		$ 117,000,000
Amortization and financing costs		$ 117,000,000
Collection period of amortization and financing costs		10 years
NSPI | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Federal loan guarantee issued amount						$ 500,000,000					$ 500,000,000
Recovery period for federal loan guarantee related financing costs						28 years
Storm cost						$ 24,000,000
Costs recovery period						12 months
NSPI | Range, Minimum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						8.75%	8.75%
NSPI | Range, Maximum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.25%	9.25%
Regulated common equity component						40.00%
NSPI | NSPI FAM
Public Utilities, General Disclosures [Line Items]
Increase to regulatory assets				$ 51,000,000
NSPI | UARB
Public Utilities, General Disclosures [Line Items]
Costs recovery period	10 years
Amount approved to defer operating costs incurred from storm restoration	$ 25,000,000
Amount reclassified from other long term assets to regulatory assets	25,000,000
Amount reclassified from undepreciated costs to regulatory assets	$ 10,000,000
NSPI | UARB | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Estimate of possible percentage of receiving deliveries						90.00%
Emera Newfoundland and Labrador Holdings Inc.
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One										$ 197,000,000
Emera Newfoundland and Labrador Holdings Inc. | Debt and Financing Costs [Member]
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One										39,000,000
Emera Newfoundland and Labrador Holdings Inc. | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Equity ratio						30.00%
Holdback payable						$ 0	$ 4,000,000
Contractual Obligation, to be Paid, Year One										$ 158,000,000		$ 164,000,000
Energy Delivery Commitments and Contracts, Term					35 years
Emera Newfoundland and Labrador Holdings Inc. | Range, Minimum | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						8.75%
Emera Newfoundland and Labrador Holdings Inc. | Range, Maximum | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.25%
Emera Newfoundland and Labrador Holdings Inc. | UARB | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Holdback payable							4,000,000	8,000,000	$ 12,000,000
Monthly holdback amount							$ 4,000,000	$ 2,000,000
Percent of contracted annual amount						10.00%